Prospectus

February 1, 2014

Dynamic U.S. Growth Fund

a series of Scotia Institutional Funds (formerly, DundeeWealth Funds)

Class I Shares (Ticker: DWUGX)

Class II Shares (Ticker: DWUHX)

Institutional Shares (Ticker: DWUIX)

Investment Adviser:

Scotia Institutional Investments US, LP

The Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus.
Any representation to the contrary is a criminal offense.

About This Prospectus

Dynamic U.S. Growth Fund Summary	1
More Information About the Fund	6
More Information About Risk	7
More Information About Fund Investments	8
Information About Portfolio Holdings	8
Investment Adviser	8
Investment Sub-Adviser	9
Portfolio Manager	9
More Information About Purchasing, Selling and Exchanging Fund Shares	9
Other Policies	13
Distribution of Fund Shares	15
Distributions	15
Taxes	15
Financial Highlights	19
How to Obtain More Information About Scotia Institutional Funds	back cover

DYNAMIC U.S. GROWTH FUND

Investment Objective: The investment objective of the Dynamic U.S. Growth Fund (the “Fund”) is to seek long-term capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

	Dynamic U.S. Growth Fund - Institutional Shares	Dynamic U.S. Growth Fund - Class I Shares	Dynamic U.S. Growth Fund - Class II Shares
Shareholder Fees (fees paid directly from your investment)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%	0.65%	0.65%
Other Expenses	0.38%(1)	0.48%	0.63%(1)
Shareholder Servicing Fee	None	0.10%	0.25%
Total Annual Fund Operating Expenses(2)	1.03%	1.13%	1.28%
Fee Waivers and Reimbursements	(0.29)%	(0.29)%	(0.29)%
Total Annual Fund Operating Expenses After Fee Waiver(2)	0.74%	0.84%	0.99%
(1)	“Other Expenses” for Institutional Shares and Class II Shares, which had not commenced operations as of the date of this prospectus, are estimated based on Class I Shares for the current fiscal year.
(2)	The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 0.74% for Institutional Shares, 0.84% for Class I Shares and 0.99% for Class II Shares until January 31, 2015. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund (the minimum initial investment for Class II Shares is $2,000) for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund would be:

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	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$7,558	$29,896	$54,044	$123,317
Class I Shares	$214	$826	$1,486	$3,372
Class II Shares	$101	$377	$674	$1,520

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 345.12% of the average value of its portfolio.

Principal Investment Strategy: The Fund invests, under normal market conditions, at least 80% of its assets in equity securities of U.S. companies chosen according to a growth oriented investment approach. The Fund may invest in companies of any size, including small and mid capitalization companies, in order to achieve its objective.

When selecting investments for the Fund, Scotia Institutional Asset Management US, Ltd. (the “Sub-Adviser”) seeks to identify companies demonstrating strong current or prospective earnings growth relative to the overall market and relative to their peer group. While it will not concentrate its investments in any one industry, the Fund may from time to time have significant exposure in one or more sectors of the economy, especially the more growth-oriented sectors, such as the information technology, consumer discretionary and health care sectors.

Techniques such as fundamental analysis may be used to assess potential investments for the Fund. In conducting fundamental analysis of companies that are being considered for purchase in the Fund, the management team evaluates the financial condition and management of a company, its industry and the overall economy. As part of this evaluation, the Sub-Adviser may:

  analyze financial data and other information sources;
  assess the quality of management; and
  conduct company interviews, where possible.

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Principal Risks of Investing in the Fund: Since it purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time. Price volatility is the principal risk of investing in the Fund. You could lose all or some of your investment in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy.

A principal risk of growth stocks is that investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings. Growth companies also typically do not pay dividends. Companies that pay dividends may experience less significant stock price declines during market downturns.

The small and mid capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small and mid cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Fund may focus its investments from time to time on one or more economic sectors, in particular the information technology sector. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund’s net asset value and total return. Information technology companies may produce or use products or services that prove commercially unsuccessful, become obsolete or become adversely impacted by government regulation. Competitive pressures in the information technology sector, and the Fund’s investments in information technology company securities, may subject it to more volatile price movements than a more diversified securities portfolio.

While the Fund’s portfolio turnover rate may exceed 400%, the Fund’s portfolio turnover has typically ranged between 200%-350%.

The Fund is non-diversified and invests in a limited number of securities. Therefore, the Fund’s investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing.

Performance Information: The bar chart and performance table below provide an indication of the risk of an investment in the Fund by showing the Fund’s performance for each full calendar year since its inception. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. Performance for Institutional Shares and Class II Shares is not shown because Institutional Shares and Class II Shares of the Fund had not commenced operations as of the date of this prospectus. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. Actual after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.theSIFunds.com or by calling 1-888-572-0968.

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Annual Return

For the years ended December 31

Best Quarter 9/30/13	23.87%

Worst Quarter 9/30/11	(16.50)%

Average Annual Total Returns

For the Periods Ended December 31, 2013

	1 Year	Since Inception (April 1, 2009)*

Before Taxes	42.08%	29.29%

After Taxes on Distributions	37.40%	26.94%

After Taxes on Distributions and Sale of Fund Shares	24.64%	23.11%

Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes)	33.48%	22.30%

* While the Fund commenced operations on March 31, 2009, the Fund began investing consistent with its investment objective on April 1, 2009.

Investment Adviser: Scotia Institutional Investments US, LP (formerly, DundeeWealth US, LP), 1055 Westlakes Drive, Suite 301, Berwyn, PA 19312.

Investment Sub-Adviser: Scotia Institutional Asset Management US, Ltd. (formerly, GCIC US Ltd.)

Portfolio Manager:

Noah Blackstein

Vice President & Portfolio Manager

Scotia Institutional Asset Management US, Ltd.

Length of Service: Since Inception

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Purchasing, Selling and Exchanging Fund Shares: To purchase Institutional Shares of the Fund for the first time, you must invest at least $1,000,000. To purchase Class I Shares of the Fund for the first time, you must invest at least $25,000. To purchase Class II Shares of the Fund for the first time, you must invest at least $2,000. There is no minimum for subsequent investments. Approved brokers and other institutions that purchase shares on behalf of their clients may have their own minimum and subsequent investment requirements. The Fund may waive minimum investment requirements for initial and subsequent purchases of shares by eligible retirement account investors, participants in third-party distribution platforms and in certain other instances at the Fund’s discretion.

You may purchase or redeem shares on any day that the New York Stock Exchange (“NYSE”) is open for business (a Business Day). The price of shares issued by the Fund is based on the net asset value next determined after the Fund receives your purchase order.

Purchase and Redemption by Mail:
Regular Mail Address: Scotia Institutional Funds C/O BNY Mellon Investment Servicing (US) Inc. P.O. Box 9679 Providence, RI 02940-9679	Express Mail Address: Scotia Institutional Funds C/O BNY Mellon Investment Servicing (US) Inc. 4400 Computer Drive Westborough, MA 01581

Purchase by Wire: To open an account by wire or to add to an existing account by wire, please call 1-888-572-0968 for instructions.

Tax Information: The Fund intends to make distributions at least annually that may be taxed as ordinary income or capital gains. Additionally, you will recognize gain or loss when you redeem shares. However, the distributions and any gains will not be taxable if you invested through a tax-exempt or tax-deferred arrangement, such as a 401(k) plan account or an individual retirement account, though such amounts may be taxable to you when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related service. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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More Information about the Fund

The Fund is a mutual fund. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities. Investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The Sub-Adviser’s judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Sub-Adviser does, you could lose all or some of your investment in the Fund, just as you could with similar investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which it trades. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

On December 19, 2013, the Board of Trustees of Scotia Institutional Funds approved an Agreement and Plan of Reorganization with respect to the Fund (the “Plan”). The Plan provides for the transfer of all of the assets of the Fund to, and the assumption of all of the liabilities of the Fund by, Dynamic U.S. Growth Fund (the “Acquiring Fund”), a newly-created series of The RBB Fund, Inc., in exchange for the Acquiring Fund’s shares with the same aggregate net asset value as shares of the Fund, which would be distributed pro rata by the Fund to the holders of its shares in complete liquidation of the Fund (the “Reorganization”). The Sub-Adviser is the investment adviser of the Acquiring Fund. The investment objectives of the Acquiring Fund and the Fund are the same, and the investment policies and strategies of the Acquiring Fund and the Fund are identical. Thus, the Reorganization will not result in any change in the day-to-day portfolio management of the Fund’s investment portfolio and is intended to be a nontaxable transaction for federal income tax purposes. The Reorganization is subject to approval by the shareholders of the Fund. A special meeting of shareholders of the Fund will be held on March 14, 2014 to seek approval of the Plan and the related Reorganization (the “Shareholder Meeting”). A related proxy statement in connection with the Shareholder Meeting that further describes the Plan and the Reorganization will be distributed to shareholders in advance of the Shareholder Meeting.

Portfolio Composition

The Fund has a policy to invest, under normal circumstances, at least 80% of the value of its “assets” in certain types of investments suggested by its respective name (the “80% Policy”). This policy is non-fundamental and can be changed by the Fund’s Board of Trustees upon 60 days’ prior notice to shareholders. For purposes of the 80% Policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The Fund must comply with its 80% Policy at the time it invests its assets. Accordingly, when the Fund no longer meets the 80% requirement as a result of circumstances beyond its control, such as changes in the value of portfolio holdings, it would not have to sell its holdings, but any new investments it makes would be consistent with its 80% Policy.

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More Information About Risk

Equity Risk – Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as derivative instruments that attempt to track the price movement of equity indices. In general, investments in equity securities and equity derivatives are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund’s net asset value to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

Small/Mid Cap Company Risk – The Fund may invest in small capitalization and mid capitalization companies as part of its principal investment strategy. Small capitalization and mid capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap and mid cap stocks may be more volatile than those of larger companies. Small cap securities may be traded over the counter or listed on an exchange and it may be harder to sell the smallest capitalization company stocks, which can reduce their selling prices.

Non-diversification Risk – The Fund is non-diversified and invests in a limited number of securities. Non-diversification risk is the risk that the Fund may be more susceptible to adverse financial, economic or other developments affecting any single issuer, and more susceptible to greater losses because of these developments, than if it were diversified.

Portfolio Turnover – The Fund may sell its portfolio securities, regardless of the length of time that they have been held, if the Adviser and/or Sub-Adviser determines that it would be in the Fund’s best interest to do so. It may be appropriate to buy or sell portfolio securities due to economic, market, or other factors that are not within the Adviser’s or Sub-Adviser’s control. These transactions will increase the Fund’s “portfolio turnover.” A 100% portfolio turnover rate would occur if all of the securities in the Fund were replaced during the annual measurement period. High turnover rates generally result in higher brokerage costs to the Fund, may result in higher amounts of taxable distributions to shareholders each year and higher effective tax rates on those distribution amounts, and may reduce the Fund’s returns.

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More Information About Fund Investments

This prospectus describes the Fund’s primary strategies. The Fund will normally invest in the types of securities described in this prospectus. In addition to the investments and strategies described in this prospectus, the Fund also may invest to a lesser extent in other securities, use other strategies and engage in other investment practices that are not part of its principal investment strategy. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund’s Statement of Additional Information (“SAI”) (for information on how to obtain a copy of the SAI see the back cover of this prospectus). Of course, there is no guarantee that the Fund will achieve its investment goals.

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or in the event of sizeable cash flows into or out of the Fund, the Fund may invest up to 100% of its assets in money market instruments and other cash equivalents that would not ordinarily be consistent with its investment objective. If the Fund invests in this manner, it may not achieve its investment objective.

Information About Portfolio Holdings

A complete schedule of the Fund’s portfolio holdings, current as of month-end, will be available on the Fund’s website at www.theSIFunds.com no earlier than 10 days, and generally within 60 days, after the end of each calendar month. This information will remain available on the website until the Fund files with the SEC its semi-annual/annual shareholder report or quarterly portfolio holdings report that includes such period. The Fund may terminate or modify this policy at any time without further notice to shareholders. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI.

Investment Adviser

Scotia Institutional Investments US, LP (the “Adviser” or “SII”) serves as the investment adviser to the Fund. The Adviser’s principal place of business is 1055 Westlakes Drive, Suite 301, Berwyn, PA 19312. As of December 31, 2013, SII had approximately $199 million in assets under management. Subject to the Board of Trustees’ supervision, SII continuously reviews, supervises and administers the Fund’s investment programs. SII also ensures compliance with the Fund’s investment policies and guidelines.

For its services, the Adviser is entitled to a management fee of 0.65% (on an annualized basis), which is calculated daily and paid monthly based on the average daily net assets of the Fund. During the fiscal year ended September 30, 2013, after taking into account fee waivers and expense reimbursements, the Adviser received 0.47% (expressed as a percentage of average net assets) from the Fund.

The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 0.74% for the Institutional Shares, 0.84% for the Class I Shares and 0.99% for Class II Shares with respect to the Fund until January 31, 2015. If it becomes unnecessary for the Adviser to waive fees or make reimbursements with respect to the Fund, the Adviser may retain the difference between the Total Annual Fund Operating Expenses and the respective percentage to recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses of the Fund (excluding taxes, extraordinary expenses, broker commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver of reimbursement.

As investment adviser to the Fund, SII has responsibility over any Sub-Adviser.

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Investment Sub-Adviser

Scotia Institutional Asset Management US, Ltd. (formerly, GCIC US Ltd.) (the “Sub-Advisor” or “SIAM”), an affiliate of the Adviser, serves as Sub-Adviser to the Fund. The Sub-Adviser’s principal place of business is Dundee Place, 1 Adelaide St. E., Ste. 2900, Toronto, ON MSC 2V9. As Sub-Adviser, SIAM makes investment decisions for the Fund and also ensures compliance with the Fund’s investment policies and guidelines. As of December 31, 2013, SIAM had approximately $229 million in assets under management and advisement. For its services, the Sub-Adviser is paid a fee by the Adviser.

A discussion regarding the basis for the Board of Trustees approving the investment management agreement and sub-advisory agreement is available in the Fund’s semi-annual report to shareholders for the six months ended March 31, 2013.

Portfolio Manager

The Fund is managed by Noah Blackstein. Noah joined SIAM in 1997 and is a member of the firm’s Power Growth investment team. Previously, Noah served as Associate Portfolio Manager at BPI Mutual Funds. Noah is frequently quoted in industry publications and has been a featured guest on CNBC and other respected financial news programs. Noah is a graduate of the University of Toronto and holds his Chartered Financial Analyst designation.

More Information About Purchasing, Selling and Exchanging Fund Shares

This section tells you how to purchase, sell (sometimes called “redeem”) and exchange Scotia Institutional Fund shares.

Institutional Shares of the Fund are primarily for institutional investors investing for their own or their customers’ accounts.

Class I Shares of the Fund are primarily for certain individual investors, investments made through financial institutions or intermediaries and institutional investors investing for their own or their customers’ accounts.

Class II Shares of the Fund are primarily for certain individual investors and investments made through financial institutions or intermediaries.

How to Purchase Fund Shares

To purchase shares directly from the Fund, complete and send in an application. If you need an application or have questions, please call 1-888-572-0968. The minimum initial investment for Institutional Shares is $1,000,000, the minimum initial investment for Class I Shares is $25,000 and the minimum initial investment for Class II Shares is $2,000. There are no sales charges when you purchase shares of the Scotia Institutional Funds.

All investments must be made by check, Automated Clearing House (ACH), or wire. All checks must be made payable to “Scotia Institutional Funds” in U.S. dollars and drawn on U.S. financial institutions. The Fund does not accept purchases made by cash or certain cash equivalents (for instance, you may not pay

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by money order or traveler’s check). The Fund does not accept third-party checks or credit card purchases. The Fund may accept initial investments of amounts smaller than the minimum initial investment for eligible retirement account investors and in connection with the Fund’s participation in third-party distribution platforms and in certain other circumstances at its discretion.

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your institution.

The Fund reserves the right to reject any specific purchase order, including exchange purchases, for any reason. The Fund is not intended for short-term trading by shareholders in response to short-term market fluctuations. For more information about the Fund’s policy on short-term trading, see “Market Timing Policies and Procedures.”

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence. Please contact the Fund for more information.

General Information

Shares cannot be purchased or redeemed by Federal Reserve wire on days when either the NYSE or the Federal Reserve is closed. The price per share (the offering price) will be the net asset value per share (“NAV”) next determined after the Fund receives your purchase order.

The Fund calculates its NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). For you to receive the current Business Day’s NAV, the Fund or a designated intermediary must receive your purchase order in proper form before 4:00 p.m., Eastern Time. Proper form requires that the purchaser provide a completed and signed account application, including the purchaser’s name, street address, tax identification number, and other identification required by law or regulation. You may be required to provide photo identification such as a driver’s license or passport, and a representative of the Fund may telephone you to verify information you have provided. If you do not provide the required information, or if the Fund’s representatives are unable to verify your identity, the Fund reserves the right to close your account or take such other steps as deemed reasonable. If the NYSE closes early – such as on days in advance of certain generally observed holidays – the Fund reserves the right to calculate the NAV as of the earlier closing time.

How the Fund Calculates NAV

The NAV for a Fund share is the value of that share’s portion of all of the net assets of the Fund. In calculating the NAV, the Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. The Fund’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the risk that the value that the Fund assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

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Although the Fund invests primarily in the stocks of U.S. companies that are traded on U.S. exchanges, the Fund may invest in stocks of foreign companies that are traded on global exchanges. There may be limited circumstances in which the Fund would price its securities at fair value – for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV.

Fair value prices for foreign equity securities located outside of North and South America are provided by an independent fair value service on a daily basis in accordance with the fair value methods approved by the Board of Trustees. Fair value prices are used because many foreign markets operate at times that do not coincide with those of the major U.S. markets. Events that could affect the values of foreign portfolio holdings may occur between the close of the foreign market and the time of determining the NAV and would not otherwise be reflected in the NAV. The independent fair value service provides a fair value factor that is applied to the closing price of a foreign security to reflect movements in the security’s local market between the time of local closing and the time at which the Fund calculates its NAV. If the independent fair value service does not provide a fair value price for a particular security, or if the price provided does not meet established criteria for the Fund, the Fund will price that security at the most recent closing price for that security on its principal exchange or otherwise in accordance with its fair value procedures.

How to Sell Your Fund Shares

If you own your shares directly, you may sell your shares on any Business Day by contacting the Fund directly by mail or telephone at 1-888-572-0968. To redeem your shares by phone you must select telephone privileges when you open your account.

When selling shares by mail, your letter must include your name, the name of the Fund and account number and the amount of your request. All owners of the account must sign the letter. All proceeds will be wired to your pre-designated bank account or sent by check to the address of record.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.

If you would like to have your sale proceeds sent to a third party or an address other than your own, you must submit written instructions accompanied by a medallion signature guarantee by a guarantor institution that is acceptable to the transfer agent, such as a domestic bank or trust company, broker, dealer, clearing agency or savings association participating in a recognized signature guarantee program such as the Securities Transfer Agents Medallion Program (“STAMP”), Stock Exchanges Medallion Program (“SEMP”) and New York Stock Exchange, Inc. Medallion Signature Program (“MSP”). Signature guarantees that are not part of these programs will not be accepted. You must indicate the Fund name and class, your account number and your name.

In addition, you will need to provide a medallion signature guarantee for wire redemptions made within 30 days of changing your bank account information and for check redemptions made within 30 days of

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changing your mailing address. A medallion signature guarantee is a formal certification offered by firms participating in the Medallion STAMP Program that guarantees a signature is original and authentic.

The sale price of each share will be the NAV next determined after the Fund (or an authorized broker) receives your request.

Receiving Your Money

Normally, the Fund will send your sale proceeds within seven days after the Fund receives your request. Your proceeds can be wired to your bank account (subject to a $10 fee) or sent to you by check. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 15 days from your date of purchase).

Redemptions in Kind

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (or for the protection of the Fund’s remaining shareholders) the Fund might pay all or part of your redemption proceeds in securities with a market value equal to the redemption price (redemption in kind). If your shares are redeemed in kind, you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you will continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until you sell them. The Fund may also redeem in kind to discourage short-term trading of shares.

Involuntary Redemptions of Your Shares

If your account balance drops below $1,000,000 in the case of Institutional Shares, $25,000 in the case of Class I Shares and $2,000 in the case of Class II Shares because of redemptions you may be required to sell your shares. The Fund will provide you at least 30 days written notice to give you sufficient time to add to your account and avoid the sale of your shares.

Suspension of Your Right to Sell Your Shares

The Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC. More information about this is in the SAI.

How to Exchange Your Shares

You may exchange your shares for the same share class of another Scotia Institutional Fund on any Business Day by contacting the Fund directly by mail or telephone by calling 1-888-572-0968. This exchange privilege may be changed or canceled at any time upon 60 days written notice.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Fund. For more information about the Fund’s policy on excessive trading, see “Market Timing Policies and Procedures.”

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

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You may exchange Institutional Shares of the Fund for Institutional Shares of any other Scotia Institutional Fund. You may exchange Class I Shares of the Fund for Class I Shares of any other Scotia Institutional Fund. You may exchange Class II Shares of the Fund for Class II Shares of any other Scotia Institutional Fund.

Telephone Transactions

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

Other Policies

Market Timing Policies and Procedures

The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in “market timing” or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund’s long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund’s investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

Frequent trading by certain shareholders may dilute the value of Fund shares held by other shareholders, particularly with respect to securities that trade in lower volumes. In addition, because frequent trading may cause the Fund to attempt to maintain higher cash positions, changes to the Fund’s holdings in response to frequent trading may impact the market prices of such relatively thinly traded securities held by the Fund.

The Fund will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund’s policies and procedures described in this prospectus and approved by the Fund’s Board of Trustees. For purposes of applying these policies, the Fund may consider the trading history of accounts under common ownership or control. As these policies and procedures are currently applied:

•	Shareholders are restricted from making more than 4 “round trips” into or out of the Fund in any calendar year. If a shareholder exceeds this amount, the Fund may, at its discretion, reject any additional purchase or exchange orders. The Fund defines a round trip as a purchase into the Fund by a shareholder, followed by a subsequent redemption out of the Fund.
•	The Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or its Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Fund seeks to apply these policies to the best of its ability uniformly and in a manner it believes is consistent with the interests of the Fund’s long-term shareholders. Purchases and redemptions made through the Fund’s Systematic Investment/Withdrawal Plans are exempt from these policies.

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Although these policies are designed to deter frequent trading, none of these measures alone, nor all of them taken together, eliminate the possibility that frequent trading in the Fund will occur, particularly with respect to trades placed by shareholders that invest in the Fund through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Fund and its service providers may, in certain circumstances, request access to information about individual shareholder transactions made through such omnibus arrangements. However, the Fund cannot assure that its policies will be enforced with regard to Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares) or otherwise, and as a result frequent trading could adversely affect the Fund and its long-term shareholders as discussed above.

Customer Identification and Verification

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Fund will ask your name, address, date of birth, and other information that will allow the Fund to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account. The Fund is required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Fund is required to collect documents to fulfill its legal obligations. Documents provided in connection with your application will be used solely to establish and verify a customer’s identity. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is not provided within a timeframe established in the sole discretion of the Fund, your account will be “frozen” with respect to additional purchases.

Upon receipt of your application in proper form, your investment will be accepted and your order will be processed at the NAV per share next-determined.

However, the Fund reserves the right to close your account at the then-current day’s price if they are unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Fund. If the Fund cannot verify your identity, the Fund reserves the right to liquidate your account at the then-current day’s price and remit proceeds to you via check. The Fund reserves the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

Anti-Money Laundering Program

Customer identification and verification is part of the Fund’s overall obligation to deter money laundering under federal law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of illegal activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

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Shareholder Servicing Plan

The Fund has adopted Shareholder Servicing Plans (the “Service Plans”) that allow Class I and Class II Shares of the Fund to use their assets to pay service fees to firms that provide shareholder services (“Service Providers”). Under the Service Plans, if a Service Provider provides shareholder services, including responding to shareholder inquiries and assisting shareholders with their accounts, the Fund may pay shareholder service fees to the Service Provider at an annual rate not to exceed 0.10% of its Class I Shares’ and 0.25% of its Class II Shares’ average daily net assets. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of charges.

Purchase Through Financial Institutions

The Adviser and the Sub-Adviser and/or their affiliates are permitted to make payments relating to sales, servicing and sales support activities out of their profits or other sources available to them (and not as an additional charge to the Fund). The Adviser and the Sub-Adviser and/or their affiliates may pay affiliated and unaffiliated service organizations compensation for the sale and distribution of shares of the Fund or for other services to the Fund and shareholders. These payments (“Additional Payments”) would be in addition to Fund payments described in this prospectus and may, without limitation, be a fixed dollar amount, may be based on the number of customer accounts maintained by the service organization, or may be based on a percentage of the value of shares sold to, or held by, customers of the service organization. The aggregate amount of Additional Payments may be substantial. The Additional Payments include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for a service organization, its employees or associated persons to recommend or sell shares of the Fund to you. Please contact your service organization for details about Additional Payments it may receive. For more information on Additional Payments, see the Fund’s SAI. The Adviser and Sub-Adviser do not direct portfolio transactions to broker-dealers in exchange for sales of Fund shares or to receive preferential marketing treatment. The Fund may reimburse the Adviser for Additional Payments.

Distribution of Fund Shares

Foreside Fund Services, LLC (the “Distributor”), located at Three Canal Plaza, Portland, ME 04101, serves as principal underwriter to Scotia Institutional Funds pursuant to a Distribution Agreement.

Distributions

The Fund distributes its net investment income and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund’s record date, you will be entitled to receive the distribution.

You will receive distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

Taxes

The following is a summary of certain U.S. tax considerations relevant under current law, which may be subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are individual U.S. citizens or residents. You should consult your tax adviser for further information regarding federal, state, local and foreign tax consequences relevant to your specific situation.

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Distributions

The Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). In general, the Fund’s distributions will be taxable to you for federal, state and local income tax purposes. Distributions are taxable whether they are received in cash or reinvested in Fund shares. For federal tax purposes, Fund distributions attributable to short-term capital gains and net investment income are taxable to you as ordinary income. Distributions attributable to any excess of net long-term capital gains of the Fund over net short-term capital losses generally are taxable to you as long-term capital gains. This is true no matter how long you own your shares.

Under current provisions of the Internal Revenue Code (the “Code”), the maximum long-term capital gain tax rate applicable to individuals, estates, and trusts is 23.8% (which includes a 3.8% Medicare tax). Also, Fund distributions to noncorporate shareholders attributable to “qualified dividends” received by a Fund from U.S. and certain foreign corporations will generally be taxed at long-term capital gain rates, as long as certain other requirements are met. The amount of the Fund’s distributions that qualify for this favorable tax treatment may be reduced as a result of the Fund’s securities lending activities, if any, by a high portfolio turnover rate or by investments in debt securities or “non-qualified” foreign corporations. The high anticipated portfolio turnover rate of the Fund makes it likely that a significant portion of its distributions will not qualify for this favorable rate. For these lower rates to apply to Fund distributions, you must have owned your Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund’s ex-dividend date.

Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in October, November or December but paid in January are taxable as if they were paid on December 31.

A percentage of the Fund’s dividends paid to corporate shareholders may be eligible for the corporate dividends-received deduction. This percentage may, however, be reduced as a result of the Fund’s securities lending activities, if any, by a high portfolio turnover rate or by investments in debt securities or foreign corporations.

You should note that if you purchase shares of the Fund just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This adverse tax result is known as “buying into a dividend.”

Sales and Exchanges

You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange of your shares for shares of another Scotia Institutional Fund, in an amount equal to the difference between your tax basis in the shares and the amount you receive for them. Generally, this gain or loss is long-term or short-term depending on whether your holding period exceeds twelve months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a disposition of shares of the Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, including, among other things, shares acquired pursuant to dividend reinvestment with respect to the Fund. If disallowed, such a loss will be reflected instead in an upward adjustment to the basis of the shares acquired.

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For shares acquired on or after January 1, 2012, the Fund (or relevant broker or financial advisor) is required to compute and report to the Internal Revenue Service and furnish to Fund shareholders cost basis information when such shares are sold or exchanged. The Fund has elected to use the average cost method, unless you instruct the Fund to use a different IRS-accepted cost basis method, or choose to specifically identify your shares at the time of each sale or exchange. If your account is held by your broker or other financial advisor, they may select a different cost basis method. In these cases, please contact your broker or other financial advisor to obtain information with respect to the available methods and elections for your account. You should carefully review the cost basis information provided by the Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on your federal and state income tax returns. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting requirements apply to them.

IRAs and Other Tax-Qualified Plans

The one major exception to the tax principles described above is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable unless you borrowed to acquire the shares.

Backup Withholding

The Fund may be required in certain cases to withhold and remit to the Internal Revenue Service a percentage of taxable dividends or gross proceeds realized upon sale payable to shareholders who have failed to provide correct taxpayer identification numbers in the manner required, who have been made subject to “backup withholding” by the Internal Revenue Service for failure to properly include on their returns payments of taxable interest or dividends, or who have failed to certify to the Fund when required to do so that they are “exempt recipients” or are otherwise not subject to backup withholding. The current backup withholding rate is 28%.

U.S. Tax Treatment of Foreign Shareholders

For nonresident aliens, foreign corporations and other foreign investors, Fund distributions attributable to net long-term capital gains in the Fund will generally be exempt from U.S. tax. In addition, for taxable years of the Fund beginning before January 1, 2014, distributions attributable to qualifying interest income from U.S. sources or short-term capital gains will generally be exempt from U.S. tax. All other Fund distributions will generally be subject to a 30% withholding tax. The withholding tax may, however, be reduced (and, in some cases, eliminated) under an applicable tax treaty between the U.S. and a shareholder’s country of residence or incorporation, provided that the shareholder furnishes the Fund with a properly completed Form W-8BEN to establish entitlement to these treaty benefits.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on sale, exchange or redemption of shares in the Fund.

Different U.S. tax rules apply to a foreign shareholder if an investment in the Fund is connected to a trade or business of the shareholder in the U.S. or the shareholder is present in the U.S. for 183 days or more in a year.

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In addition, beginning July 1, 2014, the Fund will generally be required to withhold 30% tax on certain payments to foreign entities that do not meet specified information reporting requirements under the Foreign Account Tax Compliance Act.

All foreign investors should consult their own tax advisers regarding the tax consequences in their country of residence of an investment in the Fund.

State and Local Taxes

You may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply to the portions of the Fund’s distributions, if any, that are attributable to interest on U.S. government securities.

Your investment in the Fund could have additional tax consequences. This summary is not intended as a substitute for careful tax planning. You should consult your tax professional for information regarding all tax consequences applicable to your investment in the Fund.

Additional tax information is provided in the Fund’s SAI.

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Financial Highlights

The following financial highlights are intended to help you understand the Fund’s financial performance since inception. The table that follows presents performance information about Class I Shares of the Fund. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund. The information for the fiscal years ended September 30, 2013, September 30, 2012 and September 30, 2011 has been audited by KPMG LLP. For the September 30, 2013 fiscal year, KPMG LLP’s report, along with the Fund’s financial statements, is included in the Fund’s 2013 Annual Report, which is available, without charge, upon request. Information for the fiscal years prior to September 30, 2011 was audited by former independent registered public accounting firms of Scotia Institutional Funds. Class II shares and Institutional shares of the Fund have not commenced operations as of the date of this prospectus, and therefore no financial highlights information is presented for these Classes.

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DYNAMIC U.S. GROWTH FUND – CLASS I SHARES

For a Fund Share Outstanding Throughout each Period

	For the Year Ended September 30, 2013	For the Year Ended September 30, 2012	For the Year Ended September 30, 2011	For the Year Ended September 30, 2010	For the Period Ended September 30, 2009(3)
Net Asset Value - Beginning of Period	$22.45	$18.83	$16.36	$12.32	$10.00
Income (Loss) from Investment Operations:
Net investment loss(1)	(0.14)	(0.16)	(0.16)	(0.13)	(0.05)
Net realized and unrealized gain on investments	5.14	4.21	2.82	5.80	2.37
Total from investment operations	5.00	4.05	2.66	5.67	2.32

Less Distributions:
Dividends from net investment income	--	--	--	(0.23)	--
Distributions from realized capital gains	--	(0.50)	(0.24)	(1.40)	--
Total distributions	--	(0.50)	(0.24)	(1.63)	--
Redemption fees added to paid-in capital(1)	--	0.07	0.05	0.00(2)	--

Net Asset Value – End of Period	$27.45	$22.45	$18.83	$16.36	$12.32

Total Return(4)	22.27%	22.31%	16.54%	49.82%	23.20%(5)

Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000’s)	$55,737	$59,007	$53,332	$10,319	$616
Operating expenses:
Before expense reimbursement/waiver	1.13%	1.25%	1.32%	6.14%	30.21%(6)
After expense reimbursement/waiver	0.86%	0.95%	0.95%	0.95%	0.95%(6)
Net investment loss:
After expense reimbursement/waiver	(0.63)%	(0.75)%	(0.80)%	(0.90)%	(0.83)%(6)
Portfolio turnover rate	345.12%	323.54%	358.15%	244.38%	205.10%(5)

(1)	Calculated based on the average number of shares outstanding during the period.
(2)	Amount represents less than $0.005 per share.
(3)	The Fund commenced investment operations on March 31, 2009.
(4)	Total returns may reflect adjustments to conform to generally accepted accounting principles.
(5)	Non-annualized.
(6)	Annualized.

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Scotia Institutional Funds

Investment Adviser	Legal Counsel

Scotia Institutional Investments US, LP	Drinker Biddle & Reath LLP
1055 Westlakes Drive	One Logan Square, Ste. 2000
Suite 301	Philadelphia, PA 19103-6996
Berwyn, PA 19312

Distributor

Foreside Fund Services, LLC

Three Canal Plaza

Portland, ME 04101

More information about the Fund is available without charge through the following:

Statement of Additional Information (SAI): The SAI includes detailed information about the Fund and Scotia Institutional Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports: Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. To obtain an SAI, annual or semi-annual report, without charge, upon request, or to request other information about the Fund or to make shareholder inquiries:

By Telephone: 1-888-572-0968

By Mail:	Scotia Institutional Funds C/O BNY Mellon Investment Servicing (US) Inc. P.O. Box 9679 Providence, RI 02940-9679

By Internet: The Fund makes available the SAI, annual report and semi-annual reports free of charge on the Fund’s website at http://www.theSIFunds.com.

From the SEC: You can also obtain the SAI, as well as other information about Scotia Institutional Funds, from the EDGAR Database on the SEC’s website at: http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

Scotia Institutional Funds’ Investment Company Act registration number is 811-21913.

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Prospectus

February 1, 2014

Mount Lucas U.S. Focused Equity Fund

a series of Scotia Institutional Funds (formerly, DundeeWealth Funds)

Class I Shares (Ticker: BMLEX)

Class II Shares

Investment Adviser:

Scotia Institutional Investments US, LP

The Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus.
Any representation to the contrary is a criminal offense.

About This Prospectus

Page

Summary Section	1
More Information About the Fund	5
More Information About Risk	5
More Information About Fund Investments	6
Information About Portfolio Holdings	6
Investment Adviser	7
Investment Sub-Adviser	7
Investment Team	7
More Information About Purchasing, Selling and Exchanging Fund Shares	8
Other Policies	12
Distribution of Fund Shares	14
Distributions	14
Taxes	14
Financial Highlights	17
How to Obtain More Information About Scotia Institutional Funds	back cover

Mount Lucas U.S. Focused Equity Fund

Investment Objective: The investment objective of the Mount Lucas U.S. Focused Equity Fund (the “Fund”) is to seek long-term capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you pay if you buy and hold Fund shares.

	Class I Shares	Class II Shares
Shareholder Fees (fees paid directly from your investment)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%
Other Expenses	0.50%	0.75%(1)
Shareholder Servicing Fee	0.00%	0.25%
Total Annual Fund Operating Expenses(2)	1.25%	1.50%
Fee Waivers and Reimbursements	(0.30)%	(0.30)%
Total Annual Fund Operating Expenses After Fee Waiver(2)	0.95%	1.20%

(1)	“Other Expenses” for Class II Shares, which had not commenced operations as of the date of this prospectus, are estimated based on Class I Shares for the current fiscal year.
(2)	The investment adviser (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 0.95% for Class I Shares and 1.20% for Class II Shares until January 31, 2015. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund (the minimum initial investment for Class II Shares is $2,000) for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$242	$917	$1,644	$3,712
Class II Shares	$122	$445	$790	$1,765

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 103.55% of the average value of its portfolio.

Principal Investment Strategy: The Fund invests, under normal market conditions, in U.S. common stocks and other equity securities. The Fund will invest at least 80% of its assets in U.S. common stocks and equity securities. The Fund’s sub-adviser, Mount Lucas Management LP (the “Sub-Adviser”), selects investments for the Fund based upon a proprietary equity model developed by the firm’s principals that screens and ranks stocks within the S&P

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500® Index. The Sub-Adviser’s approach is purely quantitative. The computer equity model identifies stocks for purchase using a combination of fundamental value and price momentum criteria. Price momentum is calculated as the percentage change in the price of a stock between two dates. These securities may be traded over-the-counter or listed on an exchange. While the Fund will not concentrate its investments in any one industry, the Fund may from time to time have a significant exposure in one or more sectors of the economy if the Sub-Adviser’s computer equity model favors such sector or sectors.

The Sub-Adviser’s strategy maintains a focus on the large-cap universe and seeks to capitalize on the Sub-Adviser’s belief that several ideas can lead to returns greater than the S&P 500® Index: deep value stocks may outperform the market over the long-term, momentum can persist within the market, fewer stocks in a strategy may be beneficial, a long-term investment horizon is necessary because strategies need time to work, and asset weighted portfolio construction may hurt returns in the long-run.

Principal Risks of Investing in the Fund: Since it purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time. Price volatility is the principal risk of investing in the Fund. You could lose all or some of your investment in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy.

The Fund is also subject to the risk that its primary market segment, investments in large value companies, may underperform other market segments or the equity markets as a whole. Moreover, the Sub-Adviser’s investment approach may be contrary to general investment opinion at times or otherwise fail to produce the desired result, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to select stocks.

The Sub-Adviser believes that value stocks tend to be inexpensive based on various measures of their intrinsic value. These stocks are inexpensive because they are out of investor favor for one or more reasons. The goal of the Sub-Adviser is to identify value stocks that will increase in price and ultimately reflect their intrinsic value over time. Risks that may prevent value stocks from appreciating include: the Sub-Adviser’s inability to correctly estimate a stock’s intrinsic value, the market’s inability to realize the stock’s intrinsic value over time, or a poorly performing business causing the intrinsic value of the stock to decline.

The Fund is non-diversified and invests in a limited number of securities, typically 20 to 40 stocks. Therefore, the Fund’s investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

This Fund should only be purchased by investors seeking capital appreciation who can withstand the share price volatility of equity investing.

Performance Information: The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing the Fund's performance for each full calendar year since its inception and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. Performance for Class II Shares is not shown because Class II Shares of the Fund had not commenced operations as of the date of this prospectus. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”) Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.theSIFunds.com or by calling 1-888-572-0968.

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Annual Returns

For the years ended December 31

Best Quarter 6/30/09	26.55%

Worst Quarter 12/31/08	(24.89)%

Average Annual Total Returns

For the Periods Ended December 31, 2013

	1 Year	5 Years	Since Inception (October 1, 2007) *
Before Taxes	42.32%	21.32%	5.58%
After Taxes on Distributions	37.85%	20.37%	4.79%
After Taxes on Distributions and Sale of Fund Shares	26.64%	17.42%	4.28%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	32.39%	17.94%	5.18%

* While the Fund commenced operations on September 28, 2007, the Fund began investing consistent with its investment objective on October 1, 2007.

Investment Adviser: Scotia Institutional Investments US, LP (formerly, DundeeWealth US, LP), 1055 Westlakes Drive, Suite 301, Berwyn, PA 19312.

Investment Sub-Adviser: Mount Lucas Management LP

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Portfolio Managers:

Tim Rudderow President and Chief Investment Officer Mount Lucas Management LP Length of Service: Since 1986
Nan Lu Portfolio Manager and Director of Quantitative Equities Mount Lucas Management LP Length of Service: Since 2004

Purchasing, Selling and Exchanging Fund Shares: To purchase Class I Shares of the Fund for the first time, you must invest at least $25,000. To purchase Class II Shares of the Fund for the first time, you must invest at least $2,000. There is no minimum for subsequent investments. Approved brokers and other institutions that purchase shares on behalf of their clients may have their own minimum and subsequent investment requirements. The Fund may waive minimum investment requirements for initial and subsequent purchases of shares by eligible retirement account investors, participants in third-party distribution platforms and in certain other instances at the Fund’s discretion.

You may purchase or redeem shares on any day that the New York Stock Exchange (“NYSE”) is open for business (a “Business Day”). The price of shares issued by the Fund is based on the net asset value next determined after the Fund receives your purchase order.

Purchase and Redemption by Mail:
Regular Mail Address: Scotia Institutional Funds C/O BNY Mellon Investment Servicing (US) Inc. P.O. Box 9679 Providence, RI 02940-9679	Express Mail Address: Scotia Institutional Funds C/O BNY Mellon Investment Servicing (US) Inc. 4400 Computer Drive Westborough, MA 01581

Purchase by Wire: To open an account by wire or to add to an existing account by wire, please call 1-888-572-0968 for instructions.

Tax Information: The Fund intends to make distributions at least annually that may be taxed as ordinary income or capital gains. Additionally, you will recognize gain or loss when you redeem shares. However, the distributions and any gains will not be taxable if you invested through a tax-exempt or tax-deferred arrangement, such as a 401(k) plan account or an individual retirement account, though such amounts may be taxable to you when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related service. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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More Information About the Fund

The Fund is a mutual fund. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities. Investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The Sub-Adviser’s judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Sub-Adviser does, you could lose all or some of your investment in the Fund, just as you could with similar investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

On November 19, 2013, the Board of Trustees of Scotia Institutional Funds approved an Agreement and Plan of Reorganization with respect to the Fund (the “Plan”). The Plan provides for the transfer of all of the assets of the Fund to, and the assumption of all of the liabilities of the Fund by, Mount Lucas U.S. Focused Equity Fund (the “Acquiring Fund”), a newly-created series of FundVantage Trust, in exchange for the Acquiring Fund’s shares with the same aggregate net asset value as shares of the Fund, which would be distributed pro rata by the Fund to the holders of its shares in complete liquidation of the Fund (the “Reorganization”). The Sub-Adviser is the investment adviser of the Acquiring Fund. The investment objectives of the Acquiring Fund and the Fund are the same, and the investment policies and strategies of the Acquiring Fund and the Fund are identical. Thus, the Reorganization will not result in any change in the day-to-day portfolio management of the Fund’s investment portfolio and is intended to be a nontaxable transaction for federal income tax purposes. The Reorganization is subject to approval by the shareholders of the Fund. A special meeting of shareholders of the Fund will be held on March 7, 2014 to seek approval of the Plan and the related Reorganization (the “Shareholder Meeting”). A related proxy statement in connection with the Shareholder Meeting that further describes the Plan and the Reorganization has been distributed to shareholders.

Portfolio Composition

The Fund has a policy to invest, under normal circumstances, at least 80% of the value of its “assets” in certain types of investments suggested by its name (the “80% Policy”). This is a non-fundamental policy that can be changed by the Fund’s Board of Trustees upon 60 days’ prior notice to shareholders. For purposes of this 80% Policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The Fund must comply with its 80% Policy at the time the Fund invests its assets. Accordingly, when the Fund no longer meets the 80% requirement as a result of circumstances beyond its control, such as changes in the value of portfolio holdings, it would not have to sell its holdings, but any new investments it makes would need to be consistent with its 80% Policy.

More Information About Risk

Equity Risk – Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as derivative instruments that attempt to track the price movement of equity indices. In general, investments in equity securities and equity derivatives are subject to market risks that may cause their prices to

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fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund’s net asset value to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

Portfolio Turnover – The Fund may sell its portfolio securities, regardless of the length of time that they have been held, if the Sub-Adviser determines that it would be in the Fund’s best interest to do so. It may be appropriate to buy or sell portfolio securities due to economic, market, or other factors that are not within the Sub-Adviser’s control. These transactions will increase the Fund’s “portfolio turnover.” A 100% portfolio turnover rate would occur if all of the securities in the Fund were replaced during the annual measurement period. High turnover rates generally result in higher brokerage costs to the Fund, may result in higher amounts of taxable distributions to shareholders each year and higher effective tax rates on those distribution amounts, and may reduce the Fund’s returns.

More Information About Fund Investments

This prospectus describes the Fund’s primary strategies. The Fund will normally invest in the types of securities described in this prospectus. In addition to the investments and strategies described in this prospectus, the Fund also may invest, to a lesser extent, in other securities, use other strategies and engage in other investment practices that are not part of its principal investment strategy. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund’s Statement of Additional Information (“SAI”) (for information on how to obtain a copy of the SAI see the back cover of this prospectus). Of course, there is no guarantee that theFund will achieve its investment goal.

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or in the event of sizeable cash flows into or out of the Fund, the Fund may invest up to 100% of its assets in money market instruments and other cash equivalents that would not ordinarily be consistent with its investment objective. If the Fund invests in this manner, it may not achieve its investment objective.

Information About Portfolio Holdings

A complete schedule of the Fund’s portfolio holdings, current as of month-end, will be available on the Fund’s website at www.theSIFunds.com no earlier than 10 days, and generally within 60 days, after the end of each calendar month. This information will remain available on the website until the Fund files with the SEC its semi-annual/annual shareholder report or quarterly portfolio holdings report that includes such period. The Fund may terminate or modify this policy at any time without further notice to shareholders. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI.

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Investment Adviser

Scotia Institutional Investments US, LP (formerly, DundeeWealth US, LP) (the “Adviser” or “SII”) serves as the investment adviser to the Fund. The Adviser’s principal place of business is 1055 Westlakes Drive, Suite 301, Berwyn PA 19312. As of December 31, 2013, SII had approximately $199 million in assets under management. Subject to the Board of Trustees’ supervision, SII continuously reviews, supervises and administers the Fund’s investment programs. SII also ensures compliance with the Fund’s investment policies and guidelines.

For its services, the Adviser is entitled to a management fee of 0.75% (on an annualized basis), which is calculated daily and paid monthly based on the average daily net assets of the Fund. During the fiscal year ended September 30, 2013, after taking into account fee waivers and expense reimbursements, the Adviser received 0.45% (expressed as a percentage of net assets) from the Fund.

The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 0.95% for Class I Shares and 1.20% for Class II Shares with respect to the Fund until January 31, 2015. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

As investment adviser to the Fund, SII has responsibility over any Sub-Adviser.

Investment Sub-Adviser

Mount Lucas Management LP (the “Sub-Adviser” or “Mount Lucas”) serves as sub-adviser to the Fund. The Sub-Adviser’s principal place of business is 405 South State Street, Newtown, PA 18940. As Sub-Adviser, Mount Lucas makes investment decisions for the Fund and also ensures compliance with the Fund’s investment policies and guidelines. As of December 31, 2013, Mount Lucas had approximately $1.4 billion in assets under management. For its services, the Sub-Adviser is paid a fee by the Adviser.

A discussion regarding the basis for the Board of Trustees approving the investment management agreement and sub-advisory agreement is available in the Fund’s semi-annual report to shareholders for the six months ended March 31, 2013.

Investment Team

The Fund is managed by a team of investment professionals. All members of the investment team play an integral part in overseeing the quantitative computer model that selects the Fund’s investments. The members of the Fund’s management team are listed below.

Tim Rudderow

President & CIO

Mr. Rudderow was a co-founder of Mount Lucas in 1986 and is the firm’s President, overseeing all of its activities. He has been in the investment business for more than thirty years, beginning in the late 1970s at Commodities Corporation where he worked on the grain markets and on the design and management of technical trading systems. Mr. Rudderow holds a BA in Mathematics from Rutgers University and an MBA in Management Analysis from Drexel University.

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Nan Lu

Portfolio Manager & Director of Quantitative Equities

Ms. Lu has worked in financial analytical modeling and simulation since 2000. A specialist in stochastic modeling of international financial markets, she provides key leadership in risk management, financial engineering and dynamic optimization. Before joining Mount Lucas in 2004, Ms. Lu was a founding partner of Frontier Wealth Management. Ms. Lu received a Masters degree from Princeton University in Financial Engineering and a PhD from The Johns Hopkins University in Computational Fluid Dynamics.

The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

More Information About Purchasing, Selling and Exchanging Fund Shares

This section tells you how to purchase, sell (sometimes called “redeem”) and exchange Scotia Institutional Fund shares.

Class I Shares of the Fund are primarily for certain individual investors, investments made through financial institutions or intermediaries and institutional investors investing for their own or their customers’ accounts.

Class II Shares of the Fund are primarily for certain individual investors and investments made through financial institutions or intermediaries.

How to Purchase Fund Shares

To purchase shares directly from the Fund, complete and send in an application. If you need an application or have questions, please call 1-888-572-0968. The minimum initial investment for Class I Shares is $25,000 and the minimum initial investment for Class II Shares is $2,000. There are no sales charges when you purchase shares of the Scotia Institutional Funds.

All investments must be made by check, Automated Clearing House (ACH), or wire. All checks must be made payable to “Scotia Institutional Funds” in U.S. dollars and drawn on U.S. financial institutions. The Fund does not accept purchases made by cash or certain cash equivalents (for instance, you may not pay by money order or traveler’s check). The Fund does not accept third-party checks or credit card purchases. The Fund may accept initial investments of amounts smaller than the minimum initial investment for eligible retirement account investors and in connection with the Fund’s participation in third-party distribution platforms and in certain other circumstances at its discretion.

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your institution.

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The Fund reserves the right to reject any specific purchase order, including exchange purchases, for any reason. The Fund is not intended for short-term trading by shareholders in response to short-term market fluctuations. For more information about the Fund’s policy on short-term trading, see “Market Timing Policies and Procedures.”

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence. Please contact the Fund for more information.

General Information

Shares cannot be purchased or redeemed by Federal Reserve wire on days when either the NYSE or the Federal Reserve is closed. The price per share (the offering price) will be the net asset value per share (“NAV”) next determined after the Fund receives your purchase order.

The Fund calculates the NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). For you to receive the current Business Day’s NAV, the Fund or a designated intermediary must receive your purchase order in proper form before 4:00 p.m., Eastern Time. Proper form requires that the purchaser provide a completed and signed account application, including the purchaser’s name, street address, tax identification number, and other identification required by law or regulation. You may be required to provide photo identification such as a driver’s license or passport, and a representative of the Fund may telephone you to verify information you have provided. If you do not provide the required information, or if the Fund’s representatives are unable to verify your identity, the Fund reserves the right to close your account or take such other steps as deemed reasonable. If the NYSE closes early – such as on days in advance of certain generally observed holidays – the Fund reserves the right to calculate the NAV as of the earlier closing time.

How the Fund Calculates NAV

The NAV for a Fund share is the value of that share’s portion of all of the net assets of the Fund. In calculating the NAV, the Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. The Fund’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the risk that the value that the Fund assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

Although the Fund invests primarily in the stocks of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which the Fund would price securities at fair value – for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV.

Fair value prices for foreign equity securities located outside of North and South America may be provided by an independent fair value service on a daily basis in accordance with the fair value methods approved by the Board of Trustees. Fair value prices are used because many foreign markets operate at times that do not coincide with those of the major U.S. markets. Events that could affect the values of foreign portfolio holdings may occur between the close of the foreign market and the time of determining the NAV and would not otherwise be reflected in the NAV. The independent fair value service provides a fair value factor that is applied to the closing price of a foreign security to reflect movements in the

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security’s local market between the time of local closing and the time at which the Fund calculates NAV. If the independent fair value service does not provide a fair value price for a particular security, or if the price provided does not meet established criteria for the Fund, the Fund will price that security at the most recent closing price for that security on its principal exchange or otherwise in accordance with its fair value procedures.

How to Sell Your Fund Shares

If you own your shares directly, you may sell your shares on any Business Day by contacting the Fund directly by mail or telephone at 1-888-572-0968. To redeem your shares by phone you must select telephone privileges when you open your account.

When selling shares by mail, your letter must include your name, the name of the Fund and account number and the amount of your request. All owners of the account must sign the letter. All proceeds will be wired to your pre-designated bank account or sent by check to the address of record.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.

If you would like to have your sale proceeds sent to a third party or an address other than your own, you must submit written instructions accompanied by a medallion signature guarantee by a guarantor institution that is acceptable to the transfer agent, such as a domestic bank or trust company, broker, dealer, clearing agency or savings association participating in a recognized signature guarantee program such as the Securities Transfer Agents Medallion Program (“STAMP”), Stock Exchanges Medallion Program (“SEMP”) and New York Stock Exchange, Inc. Medallion Signature Program (“MSP”). Signature guarantees that are not part of these programs will not be accepted. You must indicate the Fund name and class, your account number and your name.

In addition, you will need to provide a medallion signature guarantee for wire redemptions made within 30 days of changing your bank account information and for check redemptions made within 30 days of changing your mailing address. A medallion signature guarantee is a formal certification offered by firms participating in the Medallion STAMP Program that guarantees a signature is original and authentic.

The sale price of each share will be the NAV next determined after the Fund (or an authorized broker) receives your request.

Receiving Your Money

Normally, the Fund will send your sale proceeds within seven days after the Fund receives your request. Your proceeds can be wired to your bank account (subject to a $10 fee) or sent to you by check. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 15 days from your date of purchase).

Redemptions in Kind

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (or for the protection of the Fund’s remaining shareholders) the Fund might pay all or part of your redemption proceeds in securities with a market value equal to the redemption price (redemption in kind). If your shares are redeemed in kind, you would probably have to

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pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you will continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until you sell them. The Fund may also redeem in kind to discourage short-term trading of shares.

Involuntary Redemptions of Your Shares

If your account balance drops below $25,000 in the case of Class I shares because of redemptions you may be required to sell your shares. The Fund will provide you at least 30 days written notice to give you sufficient time to add to your account and avoid the sale of your shares.

Suspension of Your Right to Sell Your Shares

The Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC. More information about this is in the SAI.

How to Exchange Your Shares

You may exchange your shares for the same share class of another Scotia Institutional Fund on any Business Day by contacting the Fund directly by mail or telephone by calling 1-888-572-0968. This exchange privilege may be changed or canceled at any time upon 60 days written notice.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Fund. For more information about the Fund’s policy on excessive trading, see “Market Timing Policies and Procedures.”

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

You may exchange Class I Shares of the Fund for Class I Shares of any other Scotia Institutional Fund.

You may exchange Class II Shares of the Fund for Class II Shares of any other Scotia Institutional Fund.

Telephone Transactions

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

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Other Policies

Market Timing Policies and Procedures

The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in “market timing” or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund’s long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund’s investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

Frequent trading by certain shareholders may dilute the value of Fund shares held by other shareholders, particularly with respect to securities that trade in lower volumes. In addition, because frequent trading may cause the Fund to attempt to maintain higher cash positions, changes to the Fund’s holdings in response to frequent trading may impact the market prices of such relatively thinly traded securities held by the Fund.

The Fund will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund’s policies and procedures described in this prospectus and approved by the Fund’s Board of Trustees. For purposes of applying these policies, the Fund may consider the trading history of accounts under common ownership or control. As these policies and procedures are currently applied:

•	Shareholders are restricted from making more than 4 “round trips” into or out of the Fund in any calendar year. If a shareholder exceeds this amount, the Fund may, at its discretion, reject any additional purchase or exchange orders. The Fund defines a round trip as a purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund.
•	The Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or its Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Fund seeks to apply these policies to the best of its ability uniformly and in a manner it believes is consistent with the interests of the Fund’s long-term shareholders. Purchases and redemptions made through the Fund’s Systematic Investment/Withdrawal Plans are exempt from these policies.

Although these policies are designed to deter frequent trading, none of these measures alone, nor all of them taken together, eliminate the possibility that frequent trading in the Fund will occur, particularly with respect to trades placed by shareholders that invest in the Fund through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Fund and its service providers may, in certain circumstances, request access to information about individual shareholder transactions made through such omnibus arrangements. However, the Fund cannot assure that its policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares) or otherwise, and as a result frequent trading could adversely affect the Fund and its long-term shareholders as discussed above.

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Customer Identification and Verification

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Fund will ask your name, address, date of birth, and other information that will allow the Fund to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account. The Fund is required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Fund is required to collect documents to fulfill its legal obligations. Documents provided in connection with your application will be used solely to establish and verify a customer’s identity. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is not provided within a timeframe established in the sole discretion of the Fund, your account will be “frozen” with respect to additional purchases.

Upon receipt of your application in proper form, your investment will be accepted and your order will be processed at the NAV per share next-determined.

However, the Fund reserves the right to close your account at the then-current day’s price if the Fund is unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Fund. If the Fund cannot verify your identity, the Fund reserves the right to liquidate your account at the then-current day’s price and remit proceeds to you via check. The Fund reserves the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

Anti-Money Laundering Program

Customer identification and verification is part of the Fund’s overall obligation to deter money laundering under federal law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of illegal activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

Shareholder Servicing Plan

The Fund has adopted a Shareholder Servicing Plan (the “Service Plan”) that allows Class II Shares of the Fund to use its assets to pay service fees to firms that provide shareholder services (“Service Providers”). Under the Service Plan, if a Service Provider provides shareholder services, including responding to shareholder inquiries and assisting shareholders with their accounts, the Fund may pay shareholder service fees to the Service Provider at an annual rate not to exceed 0.25% of its Class II Shares’ average daily net assets. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of charges.

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Purchase Through Financial Institutions

The Adviser and the Sub-Adviser and/or their affiliates are permitted to make payments relating to sales, servicing and sales support activities out of their profits or other sources available to them (and not as an additional charge to the Fund). The Adviser and the Sub-Adviser and/or their affiliates may pay affiliated and unaffiliated service organizations compensation for the sale and distribution of shares of the Fund or for other services to the Fund and shareholders. These payments (“Additional Payments”) would be in addition to Fund payments described in this prospectus and may, without limitation, be a fixed dollar amount, may be based on the number of customer accounts maintained by the service organization, or may be based on a percentage of the value of shares sold to, or held by, customers of the service organization. The aggregate amount of Additional Payments may be substantial. The Additional Payments include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for a service organization, its employees or associated persons to recommend or sell shares of the Fund to you. Please contact your service organization for details about Additional Payments it may receive. For more information on Additional Payments, see the SAI. The Adviser and Sub-Adviser do not direct portfolio transactions to broker-dealers in exchange for sales of Fund shares or to receive preferential marketing treatment. The Fund may reimburse the Adviser for Additional Payments.

Distribution of Fund Shares

Foreside Fund Services, LLC (the “Distributor”), located at Three Canal Plaza, Portland, ME 04101, serves as principal underwriter to Scotia Institutional Funds pursuant to a Distribution Agreement. The Distributor is not affiliated with the Adviser or any other service provider for the Fund.

Distributions

The Fund distributes its net investment income and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund’s record date, you will be entitled to receive the distribution.

You will receive distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

Taxes

The following is a summary of certain U.S. tax considerations relevant under current law, which may be subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are individual U.S. citizens or residents. You should consult your tax adviser for further information regarding federal, state, local and foreign tax consequences relevant to your specific situation.

Distributions

The Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). In general, the Fund’s distributions will be taxable to you for federal, state and local income tax purposes. Distributions are taxable whether they are received in cash or reinvested in Fund shares. For federal tax

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purposes, Fund distributions attributable to short-term capital gains and net investment income are taxable to you as ordinary income. Distributions attributable to any excess of net long-term capital gains of the Fund over net short-term capital losses generally are taxable to you as long-term capital gains. This is true no matter how long you own your shares.

Under current provisions of the Internal Revenue Code (the “Code”), the maximum long-term capital gain tax rate applicable to individuals, estates, and trusts is 23.8% (which includes a 3.8% Medicare tax). Also, Fund distributions to non-corporate shareholders attributable to “qualified dividends” received by the Fund from U.S. and certain foreign corporations will generally be taxed at long-term capital gain rates, as long as certain other requirements are met. The amount of the Fund’s distributions that qualify for this favorable tax treatment may be reduced as a result of the Fund’s securities lending activities, if any, by a high portfolio turnover rate or by investments in debt securities or “non-qualified” foreign corporations. For these lower rates to apply to Fund distributions, you must have owned your Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund’s ex-dividend date.

Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in October, November or December but paid in January are taxable as if they were paid on December 31.

A percentage of the Fund’s dividends paid to corporate shareholders may be eligible for the corporate dividends-received deduction. This percentage may, however, be reduced as a result of the Fund’s securities lending activities, if any, by a high portfolio turnover rate or by investments in debt securities or foreign corporations.

You should note that if you purchase shares of the Fund just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This adverse tax result is known as “buying into a dividend.”

Sales and Exchanges

You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange of your class of shares for the same class of shares of another Scotia Institutional Fund, in an amount equal to the difference between your tax basis in the shares and the amount you receive for them. Generally, this gain or loss is long-term or short-term depending on whether your holding period exceeds twelve months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a disposition of shares of the Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

For shares acquired on or after January 1, 2012, the Fund (or relevant broker or financial advisor) is required to compute and report to the Internal Revenue Service and furnish to Fund shareholders cost basis information when such shares are sold or exchanged. The Fund has elected to use the average cost method, unless you instruct the Fund to use a different IRS-accepted cost basis method, or choose to specifically identify your shares at the time of each sale or exchange. If your account is held by your broker or other financial advisor, they may select a different cost basis method. In these cases, please contact your broker or other financial advisor to obtain information with respect to the available methods

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and elections for your account. You should carefully review the cost basis information provided by the Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on your federal and state income tax returns. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting requirements apply to them.

IRAs and Other Tax-Qualified Plans

The one major exception to the tax principles described above is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable unless you borrowed to acquire the shares.

Backup Withholding

The Fund may be required in certain cases to withhold and remit to the Internal Revenue Service a percentage of taxable dividends or gross proceeds realized upon sale payable to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so or that they are “exempt recipients.” The current backup withholding rate is 28%.

U.S. Tax Treatment of Foreign Shareholders

For nonresident aliens, foreign corporations and other foreign investors, Fund distributions attributable to net long-term capital gains in the Fund will generally be exempt from U.S. tax. In addition, for taxable years of the Fund beginning before January 1, 2014, distributions attributable to qualifying interest income from U.S. sources or short-term capital gains will generally be exempt from U.S. tax. All other Fund distributions will generally be subject to a 30% withholding tax. The withholding tax may, however, be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and a shareholder's country of residence or incorporation, provided that the shareholder furnishes the Fund with a properly completed Form W-8BEN to establish entitlement for these treaty benefits.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on sale, exchange or redemption of shares in the Fund.

Different U.S. tax rules apply to a foreign shareholder, however, if an investment in the Fund is connected to a trade or business of the shareholder in the United States or the shareholder is present in the United States for 183 days or more in a year.

In addition, beginning on July 1, 2014, the Fund will generally be required to withhold 30% tax on certain payments to foreign entities that do not meet specified information reporting requirements under the Foreign Account Tax Compliance Act.

All foreign investors should consult their own tax advisers regarding the tax consequences in their country of residence of an investment in the Fund.

State and Local Taxes

You may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of the Fund’s distributions, if any, that are attributable to interest on U.S. government securities.

Your investment in the Fund could have additional tax consequences. This summary is not intended as a substitute for careful tax planning. You should consult your tax professional for information regarding all tax consequences applicable to your investments in the Fund.

Additional tax information is provided in the Fund’s SAI.

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Financial Highlights

The following financial highlights are intended to help you understand the Fund’s financial performance since inception. The table that follows presents performance information about Class I Shares of the Fund. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund. The information for the fiscal years ended September 30, 2013, September 30, 2012 and September 30, 2011 has been audited by KPMG LLP. For the September 30, 2013 fiscal year, KPMG LLP’s report, along with the Fund’s financial statements, is included in the Fund’s 2013 Annual Report, which is available, without charge, upon request. Information for the fiscal years prior to September 30, 2011 was audited by former independent registered public accounting firms of the Scotia Institutional Funds. Class II Shares of the Fund have not commenced operations as of the date of this prospectus, and therefore no financial highlight information is presented for that class.

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MOUNT LUCAS U.S. FOCUSED EQUITY FUND – CLASS I SHARES

For a Fund Share Outstanding Throughout Each Year

	For the Year Ended September 30,
	2013	2012	2011	2010	2009
Net Asset Value - Beginning of Year	$8.72	$7.09	$7.69	$6.49	$7.07
Income (Loss) from Investment Operations:
Net investment income(1)	0.17	0.12	0.14	0.07	0.10
Net realized and unrealized gain (loss) on investments	2.43	1.66	(0.81)	1.19	(0.51)
Total from investment operations	2.60	1.78	(0.67)	1.26	(0.41)

Less Distributions:
Dividends from net investment income	(0.13)	(0.16)	(0.05)	(0.07)	(0.17)
Total distributions	(0.13)	(0.16)	(0.05)	(0.07)	(0.17)
Adviser contribution	--	0.01	0.12	--	--
Redemption fees added to paid-in capital(1)	-	-	0.00(2)	0.01	0.00(2)

Net Asset Value – End of Year	$11.19	$8.72	$7.09	$7.69	$6.49

Total Return	30.16%	25.38%(3)	(7.25)% (3)	19.60%	(5.16)%

Ratios to Average Net Assets and Supplemental Data:
Net assets, end of year (in 000’s)	$45,540	$26,060	$17,003	$9,588	$3,827
Operating expenses:
Before expense reimbursement/waiver	1.25%	1.74%	1.74%	3.39%	7.91%
After expense reimbursement/waiver	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income: After expense reimbursement/waiver	1.70%	1.50%	1.68%	0.95%	1.92%
Portfolio turnover rate	103.55%	118.67%	102.57%	120.20%	178.60%

(1)	Calculated based on the average number of shares outstanding during the period.
(2)	Amount represents less than $0.005.
(3)	Absent the Adviser Contribution per the Agreement between the Adviser and the Fund, as described in Note 5 of the Fund’s annual report to shareholders for the fiscal year ended September 30, 2013, total return would have been 25.23% and (8.82)% for the years ended September 30, 2012 and 2011, respectively.
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Scotia Institutional Funds

Investment Adviser	Legal Counsel

Scotia Institutional Investments US, LP	Drinker Biddle & Reath LLP
1055 Westlakes Drive	One Logan Square, Ste. 2000
Suite 301	Philadelphia, PA 19103-6996
Berwyn, PA 19312

Distributor

Foreside Fund Services, LLC

Three Canal Plaza

Portland, ME 04101

More information about the Fund is available without charge through the following:

Statement of Additional Information (SAI): The SAI includes detailed information about the Fund and Scotia Institutional Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports: Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. To obtain an SAI, annual or semi-annual report, without charge, upon request, or to request other information about the Fund or to make shareholder inquiries:

By Telephone: 1-888-572-0968

By Mail:	Scotia Institutional Funds C/O BNY Mellon Investment Servicing (US) Inc. P.O. Box 9679 Providence, RI 02940-9679

By Internet: The Fund makes available the SAI, annual report and semi-annual reports free of charge on the Fund’s website at http://www.theSIFunds.com.

From the SEC: You can also obtain the SAI, as well as other information about Scotia Institutional Funds, from the EDGAR Database on the SEC’s website at: http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

Scotia Institutional Funds’ Investment Company Act registration number is 811-21913.

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Prospectus

February 1, 2014

Smith Group Large Cap Core Growth Fund

a series of Scotia Institutional Funds (formerly, DundeeWealth Funds)

Class I Shares (Ticker: BSLGX)

Class II Shares

Investment Adviser:

Scotia Institutional Investments US, LP

The Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus.
Any representation to the contrary is a criminal offense.

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About This Prospectus

Page

Summary Section	1
More Information About the Fund	5
More Information About Risk	5
More Information About Fund Investments	6
Information About Portfolio Holdings	6
Investment Adviser	6
Investment Sub-Adviser	7
Investment Team	7
More Information About Purchasing, Selling and Exchanging Fund Shares	8
Other Policies	11
Distribution of Fund Shares	14
Distributions	14
Taxes	14
Financial Highlights	18
How to Obtain More Information About Scotia Institutional Funds	back cover

smith group large cap core growth fund

Investment Objective: The investment objective of the Smith Group Large Cap Core Growth Fund (the “Fund”) is to seek long-term capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you pay if you buy and hold Fund shares.

	Class I Shares	Class II Shares
Shareholder Fees (fees paid directly from your investment)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.61%	0.61%
Other Expenses	0.33%	0.58%(1)
Shareholder Servicing Fee	0.00%	0.25%
Total Annual Fund Operating Expenses(2)	0.94%	1.19%
Fee Waivers and Reimbursements	(0.15)%	(0.15)%
Total Annual Fund Operating Expenses After Fee Waiver(2)	0.79%	1.04%

(1)	“Other Expenses” for Class II Shares, which had not commenced operations as of the date of this prospectus, are estimated based on Class I Shares for the current fiscal year.
(2)	The investment adviser (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 0.79% for Class I Shares and 1.04% for Class II Shares until January 31, 2015. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund (the minimum initial investment for Class II Shares is $2,000) for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$202	$712	$1264	$2,852
Class II Shares	$106	$363	$640	$1,430

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66.40% of the average value of its portfolio.

Principal Investment Strategy: The Fund invests, under normal market conditions, at least 80% of its assets in U.S. common stocks and other equity securities of large capitalization companies that Smith Asset Management Group, L.P. (the “Sub-Adviser”), believes will have the highest probability of an earnings growth rate that exceeds investor expectations. The Sub-Adviser defines large capitalization companies as companies within the range of the capitalization of companies constituting the Russell 1000® Growth Index. As of December 31, 2013, the capitalization range of the Russell 1000® Growth Index was between approximately $369 million and $509.8 billion. These securities may be traded over the counter or listed on an exchange.

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When selecting investments for the Fund, the Sub-Adviser employs quantitative and qualitative analysis to identify high quality companies that they believe have the ability to accelerate earnings growth and exceed investor expectations. The security selection process consists of three steps. Beginning with a universe of large capitalization stocks, the Sub-Adviser’s investment team first conducts a series of risk control and valuation screens designed to eliminate those stocks that are highly volatile or are more likely to underperform the market. The Sub-Adviser considers four primary factors when conducting the risk control and valuation screens. Those factors are: valuation, financial quality, stock volatility and corporate governance.

Stocks that pass the initial screens are then evaluated using a proprietary methodology that attempts to identify stocks with the highest probability of producing an earnings growth rate that exceeds investor expectations. In other words, the investment team seeks to identify stocks that are well positioned to benefit from a positive earnings surprise. The process incorporates the following considerations: changes in Wall Street opinions, individual analysts’ historical accuracy, earnings quality analysis and corporate governance practices.

The first two screening steps produce a list of eligible companies that are subjected to traditional fundamental analysis to further understand each company’s business prospects, earnings potential, strength of management and competitive positioning. The investment team uses the results of this analysis to construct the portfolio for the Fund. While the Fund will not concentrate its investments in any one industry, the Fund may have a significant exposure to one or more sectors of the economy, such as the Information Technology sector.

Holdings in the portfolio become candidates for sale if the investment team identifies any negative investment or performance characteristics. Reasons to sell a stock may include: a negative earnings forecast or report, valuation concerns, company officials’ downward guidance on company performance or earnings, or announcement of a buyout.

Principal Risks of Investing in the Fund: Since it purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time. Price volatility is the principal risk of investing in the Fund. You could lose all or some of your investment in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy.

The Fund is also subject to the risk that its primary market segment, investments in larger, growing companies, may underperform other market segments or the equity markets as a whole. Moreover, the Sub-Adviser’s investment approach may be contrary to general investment opinion at times or otherwise fail to produce the desired result, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to select stocks.

A principal risk of growth stocks is that investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings. Growth companies also typically do not pay dividends. Companies that pay dividends may experience less significant stock price declines during market downturns.

This Fund should only be purchased by investors seeking capital appreciation who can withstand the share price volatility of equity investing.

Performance Information: The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing the Fund’s performance for each full calendar year since its inception and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. Performance for Class II Shares is not shown because Class II Shares of the Fund had not commenced operations as of the date of this prospectus. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. Actual after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.theSIFunds.com or by calling 1-888-572-0968.

2

Annual Returns

For the years ended December 31

Best Quarter 12/31/10	14.47%

Worst Quarter 12/31/08	(24.56)%

Average Annual Total Returns
For the Periods Ended December 31, 2013

	1 Year	5 Years	Since Inception (June 1, 2007) *
Before Taxes	35.15%	15.79%	3.31%
After Taxes on Distributions	31.72%	15.12%	2.84%
After Taxes on Distributions and Sale of Fund Shares	22.62%	12.77%	2.57%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	32.39%	17.94%	5.12%

* While the Fund commenced operations on May 31, 2007, the Fund began investing consistent with its investment objective on June 1, 2007.

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Investment Adviser: Scotia Institutional Investments US, LP (formerly DundeeWealth US, LP), 1055 Westlakes Drive, Suite 301, Berwyn, PA 19312.

Investment Sub-Adviser: Smith Asset Management Group, L.P.

Portfolio Managers:

Stephen S. Smith, CFA

Chief Executive Officer and Chief Investment Officer,

Smith Asset Management Group, L.P.; 1995 - Present

John D. Brim, CFA

Portfolio Manager and Chief Compliance Officer,
Smith Asset Management Group, L.P.; 1998 – Present

Purchasing, Selling and Exchanging Fund Shares: To purchase Class I Shares of the Fund for the first time, you must invest at least $25,000. To purchase Class II Shares of the Fund for the first time, you must invest at least $2,000. There is no minimum for subsequent investments. Approved brokers and other institutions that purchase shares on behalf of their clients may have their own minimum and subsequent investment requirements. The Fund may waive minimum investment requirements for initial and subsequent purchases of shares by eligible retirement account investors, participants in third-party distribution platforms and in certain other instances at the Fund’s discretion.

You may purchase or redeem shares on any day that the New York Stock Exchange (“NYSE”) is open for business (a “Business Day”). The price of shares issued by the Fund is based on the net asset value next determined after the Fund receives your purchase order.

Purchase and Redemption by Mail:
Regular Mail Address: Scotia Institutional Funds C/O BNY Mellon Investment Servicing (US) Inc. P.O. Box 9679 Providence, RI 02940-9679	Express Mail Address: Scotia Institutional Funds C/O BNY Mellon Investment Servicing (US) Inc. 4400 Computer Drive Westborough, MA 01581

Purchase by Wire: To open an account by wire or to add to an existing account by wire, please call 1-888-572-0968 for instructions.

Tax Information: The Fund intends to make distributions at least annually that may be taxed as ordinary income or capital gains. Additionally, you will recognize gain or loss when you redeem shares. However, the distributions and any gains will not be taxable if you invested through a tax-exempt or tax-deferred arrangement, such as a 401(k) plan account or an individual retirement account, though such amounts may be taxable to you when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related service. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4

More Information About The Fund

The Fund is a mutual fund. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities. Investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The Sub-Adviser’s judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Sub-Adviser does, you could lose all or some of your investment in the Fund, just as you could with similar investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

On September 12, 2013, the Board of Trustees of Scotia Institutional Funds approved an Agreement and Plan of Reorganization and Termination providing for the transfer of all of the assets of the Fund to, and the assumption of all of the liabilities of the Fund by, the Smith Group Large Cap Core Growth Fund, (the “Acquiring Fund”), a newly-created series of Advisers Investment Trust, in exchange for the Acquiring Fund’s shares, which will be distributed pro rata by the Fund to the holders of their shares in complete liquidation of the Fund (the “Reorganization”). The Reorganization was approved by shareholders of the Fund on January 30, 2014. It is anticipated that the Reorganization will take place on or about February 22, 2014 and will be a nontaxable transaction for federal income tax purposes.

Portfolio Composition

The Fund has a policy to invest, under normal circumstances, at least 80% of the value of its “assets” in certain types of investments suggested by its name (the “80% Policy”). This is a non-fundamental investment policy that can be changed by the Fund’s Board of Trustees upon 60 days’ prior notice to shareholders. For purposes of this 80% Policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The Fund must comply with its 80% Policy at the time the Fund invests its assets. Accordingly, when the Fund no longer meets the 80% requirement as a result of circumstances beyond its control, such as changes in the value of portfolio holdings, it would not have to sell its holdings, but any new investments it makes would need to be consistent with its 80% Policy.

More Information About Risk

Equity Risk – Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as derivative instruments that attempt to track the price movement of equity indices. In general, investments in equity securities and equity derivatives are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund’s net asset value to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

5

Change in Market Capitalization – The Fund may specify in its principal investment strategy a market capitalization range for acquiring portfolio securities. If a security that is within the range for the Fund at the time of purchase later falls outside the range, which may occur because of market growth or depreciation, the Fund may continue to hold the security if, in the Sub-Adviser’s judgment, the security remains otherwise consistent with the Fund’s investment objective and strategies. However, this change could affect the Fund’s flexibility in making new investments.

Portfolio Turnover – The Fund may sell its portfolio securities, regardless of the length of time that they have been held, if the Sub-Adviser determines that it would be in the Fund’s best interest to do so. It may be appropriate to buy or sell portfolio securities due to economic, market, or other factors that are not within the Sub-Adviser’s control. These transactions will increase the Fund’s “portfolio turnover.” A 100% portfolio turnover rate would occur if all of the securities in the Fund were replaced during the annual measurement period. High turnover rates generally result in higher brokerage costs to the Fund, may result in higher amounts of taxable distributions to Shareholders each year and higher effective tax rates on those distribution amounts, and may reduce the Fund’s returns.

More Information About Fund Investments

This prospectus describes the Fund’s primary strategies. The Fund will normally invest in the types of securities described in this prospectus. In addition to the investments and strategies described in this prospectus, the Fund also may invest, to a lesser extent, in other securities, use other strategies and engage in other investment practices that are not part of its principal investment strategy. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund’s Statement of Additional Information (“SAI”) (for information on how to obtain a copy of the SAI see the back cover of this prospectus). Of course, there is no guarantee that the Fund will achieve its investment goal.

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or in the event of sizeable cash flows into or out of the Fund, the Fund may invest up to 100% of its assets in money market instruments and other cash equivalents that would not ordinarily be consistent with its investment objective. If the Fund invests in this manner, it may not achieve its investment objective.

Information About Portfolio Holdings

A complete schedule of the Fund’s portfolio holdings, current as of month-end, will be available on the Fund’s website at www.theSIFunds.com no earlier than 10 days, and generally within 60 days, after the end of each calendar month. This information will remain available on the website until the Fund files with the SEC its semi-annual/annual shareholder report or quarterly portfolio holdings report that includes such period. The Fund may terminate or modify this policy at any time without further notice to shareholders. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI.

Investment Adviser

Scotia Institutional Investments US, LP (formerly, DundeeWealth US, LP) (the “Adviser” or “SII”) serves as the investment adviser to the Fund. The Adviser’s principal place of business is 1055 Westlakes Drive, Suite 301, Berwyn, PA 19312. As of December 31, 2013, SII had approximately $199 million in assets under

6

management. Subject to the Board of Trustees’ supervision, SII continuously reviews, supervises and administers the Fund’s investment programs. SII also ensures compliance with the Fund's investment policies and guidelines.

For its services, the Adviser is entitled to a management fee of 0.61% (on an annualized basis), which is calculated daily and paid monthly based on the average daily net assets of the Fund. During the fiscal year ended September 30, 2013, after taking into account fee waivers and expense reimbursements, the Adviser received 0.46% (expressed as a percentage of average net assets) from the Fund.

The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 0.79% for Class I Shares and 1.04% for Class II Shares with respect to the Fund until January 31, 2015. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

As investment adviser to the Fund, SII has responsibility over any Sub-Adviser.

Investment Sub-Adviser

Smith Asset Management Group, L.P. (the “Sub-Adviser” or “Smith”) serves as the investment sub-adviser to the Fund. The Sub-Adviser’s principal place of business is 100 Crescent Court, Suite 1150, Dallas, TX 75201. Smith makes investment decisions for the Fund and also ensures compliance with the Fund’s investment policies and guidelines. As of December 31, 2013, Smith had approximately $2.6 billion in assets under management. For its services, the Sub-Adviser is paid a fee by the Adviser.

A discussion regarding the basis for the Board of Trustees approving the investment management agreement and sub-advisory agreement is available in the Fund’s semi-annual report to shareholders for the six months ended March 31, 2013.

Investment Team

The Fund is managed by a team of investment professionals headed by Stephen S. Smith. Although Mr. Smith is primarily responsible for making investment decisions for the Fund, each member of the investment team, regardless of title, plays an integral part in generating investment ideas and are involved in making securities recommendations for the Fund. The members of the Fund’s management team are listed below.

Stephen S. Smith, CFA

Chief Executive Officer and Chief Investment Officer, Smith Asset Management Group, L.P.; 1995 - Present

MBA – University of Alabama

BS Industrial Engineering – University of Alabama

Chartered Financial Analyst (CFA) awarded in 1981

Member of the CFA Institute and the CFA Society of Dallas-Ft. Worth

John D. Brim, CFA

Portfolio Manager and Chief Compliance Officer, Smith Asset Management Group, L.P.; 1998 – Present

BS Economics – Texas A&M University

Chartered Financial Analyst (CFA) awarded in 1998

Member of the CFA Institute and the CFA Society of Dallas-Ft. Worth

7

The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

More Information About Purchasing, Selling and Exchanging Fund Shares

This section tells you how to purchase, sell (sometimes called “redeem”) and exchange Scotia Institutional Fund shares.

Class I Shares of the Fund are primarily for certain individual investors, investments made through financial institutions or intermediaries and institutional investors investing for their own or their customers’ accounts.

Class II Shares of the Fund are primarily for certain individual investors and investments made through financial institutions or intermediaries.

How to Purchase Fund Shares

To purchase shares directly from the Fund, complete and send in an application. If you need an application or have questions, please call 1-888-572-0968. The minimum initial investment for Class I Shares is $25,000 and the minimum initial investment for Class II Shares is $2,000. There are no sales charges when you purchase shares of the Scotia Institutional Funds.

All investments must be made by check, Automated Clearing House (ACH), or wire. All checks must be made payable to “Scotia Institutional Funds” in U.S. dollars and drawn on U.S. financial institutions. The Fund does not accept purchases made by cash or certain cash equivalents (for instance, you may not pay by money order or traveler’s check). The Fund does not accept third-party checks or credit card purchases. The Fund may accept initial investments of amounts smaller than the minimum initial investment for eligible retirement account investors and in connection with the Fund’s participation in third-party distribution platforms and in certain other circumstances at its discretion.

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your institution.

The Fund reserves the right to reject any specific purchase order, including exchange purchases, for any reason. The Fund is not intended for short-term trading by shareholders in response to short-term market fluctuations. For more information about the Fund’s policy on short-term trading, see “Market Timing Policies and Procedures.”

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence. Please contact the Fund for more information.

8

General Information

Shares cannot be purchased or redeemed by Federal Reserve wire on days when either the NYSE or the Federal Reserve is closed. The price per share (the offering price) will be the net asset value per share (“NAV”) next determined after the Fund receives your purchase order.

The Fund calculates the NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). For you to receive the current Business Day’s NAV, the Fund or a designated intermediary must receive your purchase order in proper form before 4:00 p.m., Eastern Time. Proper form requires that the purchaser provide a completed and signed account application, including the purchaser’s name, street address, tax identification number, and other identification required by law or regulation. You may be required to provide photo identification such as a driver’s license or passport, and a representative of the Fund may telephone you to verify information you have provided. If you do not provide the required information, or if the Fund’s representatives are unable to verify your identity, the Fund reserves the right to close your account or take such other steps as deemed reasonable. If the NYSE closes early – such as on days in advance of certain generally observed holidays – the Fund reserves the right to calculate the NAV as of the earlier closing time.

How the Fund Calculates NAV

The NAV for a Fund share is the value of that share’s portion of all of the net assets of the Fund. In calculating the NAV, the Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. The Fund’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the risk that the value that the Fund assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

Although the Fund invests primarily in the stocks of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which the Fund would price securities at fair value – for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV.

Fair value prices for foreign equity securities located outside of North and South America may be provided by an independent fair value service on a daily basis in accordance with the fair value methods approved by the Board of Trustees. Fair value prices are used because many foreign markets operate at times that do not coincide with those of the major U.S. markets. Events that could affect the values of foreign portfolio holdings may occur between the close of the foreign market and the time of determining the NAV and would not otherwise be reflected in the NAV. The independent fair value service provides a fair value factor that is applied to the closing price of a foreign security to reflect movements in the security’s local market between the time of local closing and the time at which the Fund calculates NAV. If the independent fair value service does not provide a fair value price for a particular security, or if the price provided does not meet established criteria for the Fund, the Fund will price that security at the most recent closing price for that security on its principal exchange or otherwise in accordance with its fair value procedures.

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How to Sell Your Fund Shares

If you own your shares directly, you may sell your shares on any Business Day by contacting the Fund directly by mail or telephone at 1-888-572-0968. To redeem your shares by phone you must select telephone privileges when you open your account.

When selling shares by mail, your letter must include your name, the name of the Fund and account number and the amount of your request. All owners of the account must sign the letter. All proceeds will be wired to your pre-designated bank account or sent by check to the address of record.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.

If you would like to have your sale proceeds sent to a third party or an address other than your own, you must submit written instructions accompanied by a medallion signature guarantee by a guarantor institution that is acceptable to the transfer agent, such as a domestic bank or trust company, broker, dealer, clearing agency or savings association participating in a recognized signature guarantee program such as the Securities Transfer Agents Medallion Program (“STAMP”), Stock Exchanges Medallion Program (“SEMP”) and New York Stock Exchange, Inc. Medallion Signature Program (“MSP”). Signature guarantees that are not part of these programs will not be accepted. You must indicate the Fund name and class, your account number and your name.

In addition, you will need to provide a medallion signature guarantee for wire redemptions made within 30 days of changing your bank account information and for check redemptions made within 30 days of changing your mailing address. A medallion signature guarantee is a formal certification offered by firms participating in the Medallion STAMP Program that guarantees a signature is original and authentic.

The sale price of each share will be the NAV next determined after the Fund (or an authorized broker) receives your request.

Receiving Your Money

Normally, the Fund will send your sale proceeds within seven days after the Fund receives your request. Your proceeds can be wired to your bank account (subject to a $10 fee) or sent to you by check. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 15 days from your date of purchase).

Redemptions in Kind

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (or for the protection of the Fund’s remaining shareholders) the Fund might pay all or part of your redemption proceeds in securities with a market value equal to the redemption price (redemption in kind). If your shares are redeemed in kind, you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you will continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until you sell them. The Fund may also redeem in kind to discourage short-term trading of shares.

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Involuntary Redemptions of Your Shares

If your account balance drops below $25,000 in the case of Class I Shares because of redemptions you may be required to sell your shares. The Fund will provide you at least 30 days written notice to give you sufficient time to add to your account and avoid the sale of your shares.

Suspension of Your Right to Sell Your Shares

The Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC. More information about this is in the SAI.

How to Exchange Your Shares

You may exchange your shares for the same share class of another Scotia Institutional Fund on any Business Day by contacting the Fund directly by mail or telephone by calling 1-888-572-0968. This exchange privilege may be changed or canceled at any time upon 60 days written notice.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Fund. For more information about the Fund’s policy on excessive trading, see “Market Timing Policies and Procedures.”

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

You may exchange Class I Shares of the Fund for Class I Shares of any other Scotia Institutional Fund. You may exchange Class II Shares of the Fund for Class II Shares of any other Scotia Institutional Fund.

Telephone Transactions

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

Other Policies

Market Timing Policies and Procedures

The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in “market timing” or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund’s long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund’s investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

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Frequent trading by certain shareholders may dilute the value of Fund shares held by other shareholders, particularly with respect to securities that trade in lower volumes. In addition, because frequent trading may cause the Fund to attempt to maintain higher cash positions, changes to the Fund’s holdings in response to frequent trading may impact the market prices of such relatively thinly traded securities held by the Fund.

The Fund will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund’s policies and procedures described in this prospectus and approved by the Fund’s Board of Trustees. For purposes of applying these policies, the Fund may consider the trading history of accounts under common ownership or control. As these policies and procedures are currently applied:

•	Shareholders are restricted from making more than 4 “round trips” into or out of the Fund in any calendar year. If a shareholder exceeds this amount, the Fund may, at its discretion, reject any additional purchase or exchange orders. The Fund defines a round trip as a purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund.
•	The Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or its Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Fund seeks to apply these policies to the best of its ability uniformly and in a manner it believes is consistent with the interests of the Fund’s long-term shareholders. Purchases and redemptions made through the Fund’s Systematic Investment/Withdrawal Plans are exempt from these policies.

Although these policies are designed to deter frequent trading, none of these measures alone, nor all of them taken together, eliminate the possibility that frequent trading in the Fund will occur, particularly with respect to trades placed by shareholders that invest in the Fund through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Fund and its service providers may, in certain circumstances, request access to information about individual shareholder transactions made through such omnibus arrangements. However, the Fund cannot assure that its policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares) or otherwise, and as a result frequent trading could adversely affect the Fund and its long-term shareholders as discussed above.

Customer Identification and Verification

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Fund will ask your name, address, date of birth, and other information that will allow the Fund to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account. The Fund is required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Fund is required to collect documents to fulfill its legal obligations. Documents provided in connection with your application will be used solely to establish and verify a customer’s identity. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is not provided within a timeframe established in the sole discretion of the Fund, your account will be “frozen” with respect to additional purchases.

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Upon receipt of your application in proper form, your investment will be accepted and your order will be processed at the NAV per share next-determined.

However, the Fund reserves the right to close your account at the then-current day’s price if the Fund is unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Fund. If the Fund cannot verify your identity, the Fund reserves the right to liquidate your account at the then-current day’s price and remit proceeds to you via check. The Fund reserves the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

Anti-Money Laundering Program

Customer identification and verification is part of the Fund’s overall obligation to deter money laundering under federal law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of illegal activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

Shareholder Servicing Plan

The Fund has adopted a Shareholder Servicing Plan (the “Service Plan”) that allows Class II Shares of the Fund to use its assets to pay service fees to firms that provide shareholder services (“Service Providers”). Under the Service Plan, if a Service Provider provides shareholder services, including responding to shareholder inquiries and assisting shareholders with their accounts, the Fund may pay shareholder service fees to the Service Provider at an annual rate not to exceed 0.25% of its Class II Shares’ average daily net assets. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of charges.

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Purchase Through Financial Institutions

The Adviser and the Sub-Adviser and/or their affiliates are permitted to make payments relating to sales, servicing and sales support activities out of their profits or other sources available to them (and not as an additional charge to the Fund). The Adviser and the Sub-Adviser and/or their affiliates may pay affiliated and unaffiliated service organizations compensation for the sale and distribution of shares of the Fund or for other services to the Fund and shareholders. These payments (“Additional Payments”) would be in addition to Fund payments described in this prospectus and may, without limitation, be a fixed dollar amount, may be based on the number of customer accounts maintained by the service organization, or may be based on a percentage of the value of shares sold to, or held by, customers of the service organization. The aggregate amount of Additional Payments may be substantial. The Additional Payments include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for a service organization, its employees or associated persons to recommend or sell shares of the Fund to you. Please contact your service organization for details about Additional Payments it may receive. For more information on Additional Payments, see the SAI. The Adviser and Sub-Adviser do not direct portfolio transactions to broker-dealers in exchange for sales of Fund shares or to receive preferential marketing treatment. The Fund may reimburse the Adviser for Additional Payments.

Distribution of Fund Shares

Foreside Fund Services, LLC (the “Distributor”), located at Three Canal Plaza, Portland, ME 04101, serves as principal underwriter to Scotia Institutional Funds pursuant to a Distribution Agreement.

Distributions

The Fund distributes its net investment income and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund’s record date, you will be entitled to receive the distribution.

You will receive distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

Taxes

The following is a summary of certain U.S. tax considerations relevant under current law, which may be subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are individual U.S. citizens or residents. You should consult your tax adviser for further information regarding federal, state, local and foreign tax consequences relevant to your specific situation.

Distributions

The Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). In general, the Fund’s distributions will be taxable to you for federal, state and local income tax purposes. Distributions are taxable whether they are received in cash or reinvested in Fund shares. For federal tax purposes, Fund

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distributions attributable to short-term capital gains and net investment income are taxable to you as ordinary income. Distributions attributable to any excess of net long-term capital gains of the Fund over net short-term capital losses generally are taxable to you as long-term capital gains. This is true no matter how long you own your shares.

Under current provisions of the Internal Revenue Code (the “Code”), the maximum long-term capital gain tax rate applicable to individuals, estates, and trusts is 23.8% (which includes a 3.8% Medicare tax). Also, Fund distributions to non-corporate shareholders attributable to “qualified dividends” received by the Fund from U.S. and certain foreign corporations will generally be taxed at the long-term capital gain rates, as long as certain other requirements are met. The amount of the Fund’s distributions that qualify for this favorable tax treatment may be reduced as a result of the Fund’s securities lending activities, if any, by a high portfolio turnover rate or by investments in debt securities or “non-qualified” foreign corporations. For these lower rates to apply to Fund distributions, you must have owned your Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund’s ex-dividend date.

Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in October, November or December but paid in January are taxable as if they were paid on December 31.

A percentage of the Fund’s dividends paid to corporate shareholders may be eligible for the corporate dividends-received deduction. This percentage may, however, be reduced as a result of the Fund’s securities lending activities, if any, by a high portfolio turnover rate or by investments in debt securities or foreign corporations.

You should note that if you purchase shares of the Fund just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This adverse tax result is known as “buying into a dividend.”

Sales and Exchanges

You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange of your class of shares for the same class of shares of another Scotia Institutional Fund, in an amount equal to the difference between your tax basis in the shares and the amount you receive for them. Generally, this gain or loss is long-term or short-term depending on whether your holding period exceeds twelve months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a disposition of shares of the Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the Fund, within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

For shares acquired on or after January 1, 2012, the Fund (or relevant broker or financial advisor) is required to compute and report to the Internal Revenue Service and furnish to Fund shareholders cost basis information when such shares are sold or exchanged. The Fund has elected to use the average cost method, unless you instruct the Fund to use a different IRS-accepted cost basis method, or choose to specifically identify your shares at the time of each sale or exchange. If your account is held by your broker or other financial advisor, they may select a different cost basis method. In these cases, please contact your broker or other financial advisor to obtain information with respect to the available methods and elections for your account. You should carefully review the cost basis information provided by the Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on your federal and state income tax returns. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting requirements apply to them.

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IRAs and Other Tax-Qualified Plans

The one major exception to the tax principles described above is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable unless you borrowed to acquire the shares.

Backup Withholding

The Fund may be required in certain cases to withhold and remit to the Internal Revenue Service a percentage of taxable dividends or gross proceeds realized upon sale payable to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so or that they are “exempt recipients.” The current backup withholding rate is 28%.

U.S. Tax Treatment of Foreign Shareholders

For nonresident aliens, foreign corporations and other foreign investors, Fund distributions attributable to net long-term capital gains in the Fund will generally be exempt from U.S. tax. In addition, for taxable years of the Fund beginning before January 1, 2014, distributions attributable to qualifying interest income from U.S. sources or short-term capital gains will generally be exempt from U.S. tax. All other Fund distributions will generally be subject to a 30% withholding tax. The withholding tax may, however, be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and a shareholder's country of residence or incorporation, provided that the shareholder furnishes the Fund with a properly completed Form W-8BEN to establish entitlement for these treaty benefits.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on sale, exchange or redemption of shares in the Funds.

Different U.S. tax rules apply to a foreign shareholder, however, if an investment in the Fund is connected to a trade or business of the shareholder in the United States or the shareholder is present in the United States for 183 days or more in a year.

In addition, beginning July 1, 2014, the Fund will generally be required to withhold 30% tax on certain payments to foreign entities that do not meet specified information reporting requirements under the Foreign Account Tax Compliance Act.

All foreign investors should consult their own tax advisers regarding the tax consequences in their country of residence of an investment in the Fund.

State and Local Taxes

You may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of the Fund’s distributions, if any, that are attributable to interest on U.S. government securities.

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Your investment in the Fund could have additional tax consequences. This short summary is not intended as a substitute for careful tax planning. You should consult your tax professional for information regarding all tax consequences applicable to your investments in the Fund.

Additional tax information is provided in the Fund’s SAI.

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Financial Highlights

The following financial highlights are intended to help you understand the Fund’s financial performance since inception. The table that follows presents performance information about Class I Shares of the Fund. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund. The information for the fiscal years ended September 30, 2013, September 30, 2012 and September 30, 2011 has been audited by KPMG LLP. For the September 30, 2013 fiscal year, KPMG LLP’s report, along with the Fund’s financial statements, is included in the Fund’s 2013 Annual Report, which is available, without charge, upon request. Information for the fiscal years prior to September 30, 2011 was audited by former independent registered public accounting firms of Scotia Institutional Funds. Class II Shares of the Fund have not commenced operations as of the date of this prospectus, and therefore no financial highlight information is presented for that class.

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SMITH GROUP LARGE CAP CORE GROWTH FUND – CLASS I SHARES

For a Fund Share Outstanding Throughout Each Year

	For the Year Ended September 30
	2013	2012	2011	2010	2009
Net Asset Value - Beginning of Year	$9.01	$7.15	$6.77	$6.31	$7.87
Income (Loss) from Investment Operations:
Net investment income(1)	0.10	0.04	0.05	0.02	0.02
Net realized and unrealized gain (loss) on investments	1.66	1.84	0.37	0.46	(1.56)
Total from investment operations	1.76	1.88	0.42	0.48	(1.54)

Less Distributions:
Dividends from net investment income	(0.07)	(0.02)	(0.04)	(0.02)	(0.02)
Total distributions	(0.07)	(0.02)	(0.04)	(0.02)	(0.02)
Redemption fees added to paid-in capital(1)	-	0.00(2)	0.00(2)	0.00(2)	--

Net Asset Value – End of Year	$10.70	$9.01	$7.15	$6.77	$6.31

Total Return	19.74%	26.37%	6.15%	7.64%	(19.59)%

Ratios to Average Net Assets and Supplemental Data:
Net assets, end of year (in 000’s)	$57,572	$67,141	$52,671	$41,990	$26,880
Operating expenses:
Before expense reimbursement/waiver	0.94%	1.06%	1.29%	1.99%	2.59%
After expense reimbursement/waiver	0.79%	0.79%	0.79%	0.79%	0.79%
Net investment income: After expense reimbursement/waiver	1.01%	0.43%	0.61%	0.32%	0.35%
Portfolio turnover rate	66.40%	60.59%	84.41%	90.26%	138.18%

(1)	Calculated based on the average number of shares outstanding during the period.
(2)	Amount represents less than $0.005.

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Scotia Institutional Funds

Investment Adviser	Legal Counsel

Scotia Institutional Investments US, LP	Drinker Biddle & Reath LLP
1055 Westlakes Drive	One Logan Square, Ste. 2000
Suite 301	Philadelphia, PA 19103-6996
Berwyn, PA 19312

Distributor

Foreside Fund Services, LLC

Three Canal Plaza

Portland, ME 04101

More information about the Fund is available without charge through the following:

Statement of Additional Information (SAI): The SAI includes detailed information about the Fund and Scotia Institutional Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports: Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. To obtain an SAI, annual or semi-annual report, without charge, upon request, or to request other information about the Fund or to make shareholder inquiries:

By Telephone: 1-888-572-0968

By Mail:	Scotia Institutional Funds C/O BNY Mellon Investment Servicing (US) Inc. P.O. Box 9679 Providence, RI 02940-9679

By Internet: The Fund makes available the SAI, annual report and semi-annual reports free of charge on the Fund’s website at http://www.theSIFunds.com

From the SEC: You can also obtain the SAI, as well as other information about Scotia Institutional Funds, from the EDGAR Database on the SEC’s website at: http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

Scotia Institutional Funds’ Investment Company Act registration number is 811-21913.